Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Fair Value of Financial Instruments	FAIR VALUE OF FINANCIAL INSTRUMENTSThe following tables provide the financial assets and liabilities carrying values by category and fair values as of December 31, 2021, December 31, 2020 and December 31, 2019:

	As of 31/12/2019
	Carrying value				Fair value
	As per	Assets at	Loans &	Debt at	Level 1	Level 2	Level 3
	statement of	fair value	receivables	amortized
	financial	through		cost
(in € thousands)	position	profit & loss
Assets
Loans	307		307			307
Deposits and guarantees	396		396			396
Trade receivables	207		207			207
Cash and cash equivalents	276,748	276,748			276,748
TOTAL - Assets	277,658	276,748	911	—	276,748	911	—
Liabilities
Conditional advances	3,229			3,229			3,229
Convertible loans	165,454			165,454		165,454
Bank loans	2,645			2,645		2,645
Obligations under finance leases	12,281			12,281		12,281
Accrued interests	1			1		1
Other financial loans and borrowings	7			7		7
Trade payables	32,753			32,753		32,753
Other payables	527			527		527
TOTAL - Liabilities	216,898	—	—	216,898	—	213,669	3,229

	As of 31/12/2020
	Carrying value				Fair value
	As per	Assets at	Loans &	Debt at	Level 1	Level 2	Level 3
	statement of	fair value	receivables	amortized
	financial	through		cost
(in € thousands)	position	profit & loss
Assets
Loans	352		352			352
Deposits and guarantees	418		418			418
Trade receivables	793		793			793
Cash and cash equivalents	171,029	171,029			171,029
TOTAL - Assets	172,592	171,029	1,563	0	171,029	1,563	0
Liabilities
Conditional advances	3,229			3,229			3,229
Convertible loans	170,782			170,782		170,782
Bank loans	1,540			1,540		1,540
Obligations under finance leases	10,131			10,131		10,131
Other financial loans and borrowings	7			7		7
Trade payables	20,337			20,337		20,337
Other payables	569			569		569
TOTAL - Liabilities	206,596	0	0	206,596	0	203,367	3,229

	As of 31/12/2021
	Carrying value				Fair value
	As per	Assets at	Loans &	Debt at	Level 1	Level 2	Level 3
	statement of	fair value	receivables	amortized
	financial	through		cost
(in € thousands)	position	profit & loss
Assets
Equity investments	3,133	3,133					3,133
Loans	388		388			388
Deposits and guarantees	397		397			397
Trade receivables	57		57			57
Cash and cash equivalents	258,756	258,756			258,756
TOTAL - Assets	262,731	261,889	842	—	258,756	842	3,133
Liabilities
Conditional advances	3,229			3,229			3,229
Convertible loans	48,097			48,097		48,097
Bank loans	15,824			15,824		15,824
Obligations under finance leases	7,069			7,069		7,069
Accrued interests	16			16		16
Trade payables	12,304			12,304		12,304
Other payables	579			579		579
TOTAL - Liabilities	87,118	—	—	87,118	—	83,889	3,229
About the equity investment in the table above: As the equity investment was made on December 16, 2021, we believe that fair market value as of December 31, 2021 is consistent with the cost of the investment.